Subsequent Events - Schedule of Funding Agreement (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Funds Advanced (Received by Company)	$ 29,722	$ 40,766	$ 246,644	$ 234,674
Expenses Associated with Debt (excludes OID)	$ 24,831	$ 0	$ 8,348	$ 0
Subsequent Event [Member] | LG Capital [Member]
Date of Issuance	Jan. 08, 2018
Initial Principal Amount	$ 92,646
Funds Advanced (Received by Company)	75,000
Expenses Associated with Debt (excludes OID)	4,412
Balance Amount @ 2018-03-31	$ 100,984
Interest Rate	9.00%
Default interest rate	24.00%
Conversion Date (if applicable)	On Default
Maturity Date	Jul. 08, 2018
Monthly Payment, if applicable	None Required
Secured' If so, describe security interests (for leases list leased item)	No
Convertible? If so, describe the structure	On Default/ 25%
Contingencies? If so, describe the terms
Partially or Fully Guaranteed by Another Entity? If so, specify	No
Other Relevant Information	Convertible Upon Default
Subsequent Event [Member] | Cerberus Capital [Member]
Date of Issuance	Jan. 08, 2018
Initial Principal Amount	$ 92,646
Funds Advanced (Received by Company)	75,000
Expenses Associated with Debt (excludes OID)	4,412
Balance Amount @ 2018-03-31	$ 100,984
Interest Rate	9.00%
Default interest rate	24.00%
Conversion Date (if applicable)	On Default
Maturity Date	Jul. 08, 2018
Monthly Payment, if applicable	None Required
Secured' If so, describe security interests (for leases list leased item)	No
Convertible? If so, describe the structure	On Default/ 25%
Contingencies? If so, describe the terms
Partially or Fully Guaranteed by Another Entity? If so, specify	No
Other Relevant Information	Convertible Upon Default
Subsequent Event [Member] | Geneva Roth Remark Holdings, Inc. [Member]
Date of Issuance	Jan. 29, 2018
Initial Principal Amount
Funds Advanced (Received by Company)	200,000
Expenses Associated with Debt (excludes OID)	3,000
Balance Amount @ 2018-03-31
Interest Rate	12.00%
Default interest rate	22.00%
Conversion Date (if applicable)	Jul. 28, 2018
Monthly Payment, if applicable	None Required
Secured' If so, describe security interests (for leases list leased item)	No
Convertible? If so, describe the structure	Lesser of 35% or $0.20
Contingencies? If so, describe the terms
Partially or Fully Guaranteed by Another Entity? If so, specify	No
Other Relevant Information	Preferred Equity - Series B Preferred - 203,000
Subsequent Event [Member] | Eagle Equities, LLC [Member]
Date of Issuance	Mar. 15, 2018
Initial Principal Amount	$ 50,000
Funds Advanced (Received by Company)	47,500
Expenses Associated with Debt (excludes OID)	2,500
Balance Amount @ 2018-03-31	$ 52,776
Interest Rate	12.00%
Conversion Date (if applicable)	Sep. 11, 2018
Monthly Payment, if applicable	None Required
Secured' If so, describe security interests (for leases list leased item)	No
Convertible? If so, describe the structure	40% discount
Contingencies? If so, describe the terms
Partially or Fully Guaranteed by Another Entity? If so, specify	No
Other Relevant Information	Convertible Promissory Note
Subsequent Event [Member] | Adar Bay Capital, LLC [Member]
Date of Issuance	Mar. 15, 2018
Initial Principal Amount	$ 50,000
Funds Advanced (Received by Company)	47,500
Expenses Associated with Debt (excludes OID)	2,500
Balance Amount @ 2018-03-31	$ 52,776
Interest Rate	12.00%
Conversion Date (if applicable)	Sep. 11, 2018
Monthly Payment, if applicable	None Required
Secured' If so, describe security interests (for leases list leased item)	No
Convertible? If so, describe the structure	40% discount
Contingencies? If so, describe the terms
Partially or Fully Guaranteed by Another Entity? If so, specify	No
Other Relevant Information	Convertible Promissory Note
Subsequent Event [Member] | Geneva Roth Remark Holdings, Inc. [Member]
Date of Issuance	Mar. 15, 2018
Initial Principal Amount
Funds Advanced (Received by Company)	60,000
Expenses Associated with Debt (excludes OID)	3,000
Balance Amount @ 2018-03-31
Interest Rate	12.00%
Default interest rate	22.00%
Conversion Date (if applicable)	Sep. 11, 2018
Monthly Payment, if applicable	None Required
Secured' If so, describe security interests (for leases list leased item)	No
Convertible? If so, describe the structure	Lesser of 35% or $0.20
Contingencies? If so, describe the terms
Partially or Fully Guaranteed by Another Entity? If so, specify	No
Other Relevant Information	Preferred Equity - Series B Preferred - 63,000